Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

Pursuant to a registration rights agreement entered into on September 8, 2022 with the private placement participants, the Company may be required to register certain securities for sale under the Securities Act. These holders and holders of units issued upon conversion of working capital loans, if any, are entitled under the registration rights agreement to make up to three demands that the Company register certain securities held by them for sale under the Securities Act and to have the securities covered thereby registered for resale pursuant to Rule 415 under the Securities Act. In addition, these holders have the right to include their securities in other registration statements filed by the Company. The Company will bear the costs and expenses of filing any such registration statements.

Underwriters Agreement

The underwriters had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 1,500,000 Units to cover over-allotments. On September 13, 2022, simultaneously with the closing of the Initial Public Offering, the underwriters elected to fully exercise the over-allotment option to purchase an additional 1,500,000 Units at a price of $10.00 per Unit.

The underwriters are entitled to deferred underwriting commissions of 3.5% of the gross proceeds of the Initial Public Offering, or $4,025,000, upon the completion of the Company’s initial Business Combination.

Craig-Hallum Capital Group LLC (“Craig-Hallum”) acted as a qualified independent underwriter for the Initial Public Offering. The Company has agreed to indemnify Craig-Hallum against certain liabilities incurred in connection with acting as a qualified independent underwriter, including liabilities under the Securities Act. Craig-Hallum received a fee of $100,000 upon the completion of the Initial Public Offering for acting as qualified independent underwriter.

Merger Agreement

On March 3, 2023, EF Hutton Acquisition Corporation I (the “Registrant” or the “Parent”) entered into a Merger Agreement (the “Agreement”) with Humble Imports Inc., d/b/a E.C.D. Auto Design, a Florida corporation (“ECD”), ECD Auto Design UK, Ltd., an England and Wales corporation (the “ECD UK Subsidiary”), EFHAC Merger Sub, Inc., a Florida corporation (“Merger Sub”) and wholly-owned subsidiary of the Registrant, and Scott Wallace as Securityholder Representative, pursuant to which Merger Sub will merge with and into ECD with ECD as the surviving corporation and becoming a wholly-owned subsidiary of Parent (the “Merger”). In connection with the Merger, the Parent will change its name to “E.C.D. Automotive Design Inc.” or such other name designated by ECD by notice to Parent. The Board of Directors of the Registrant (the “Board”) has unanimously (i) approved and declared advisable the Agreement, the Merger and the other transactions contemplated thereby, and (ii) resolved to recommend approval of the Agreement and related matters by the stockholders of the Registrant.

First Amendment to the Merger Agreement

On October 14, 2023, the Company, Humble, ECD UK Subsidiary, Merger Sub, and Scott Wallace entered into the first amendment to the Merger Agreement (the “Amendment”), which provides, among other things, that in exchange for 100% of the outstanding equity of Humble, the Company will issue 25,100,000 shares of Parent Common Stock, 39,000 shares of Parent Preferred Stock, a warrant to purchase shares of Parent Common Stock, a warrant to purchase shares of Parent Preferred Stock and a cash payment of $2,000,000 pro rate to the former security holders of Humble. The Amendment also removed the minimum cash closing condition contained in the Merger Agreement and replaced it with a condition to closing the Business Combination that the Company close the senior secured convertible note in the principal amount of $15,819,209 (Note 9).

Satisfaction and Discharge Agreement

On October 14, 2023, the Company and Humble entered into a Satisfaction and Discharge Agreement, pursuant to which the parties agreed that the Company’s deferred underwriting commission in the aggregate amount of $4,025,000 and the PIPE placement agent fee in the aggregate amount of $1,370,000 will be settled with (1) a cash payment in the amount of $500,000 at Closing and (2) issuance of 500,000 shares of Parent Common Stock to the Company, or its designees at Closing (Note 9).

Merger Consideration

At the closing of the Merger, the Parent will issue 21 million shares of its common stock, par value $0.0001 per share (the “Parent Common Stock”) to the former security holders of ECD, as further described in the Agreement. Parent will also pay the former security holders of ECD a cash payment of $15,000,000 as consideration for the Merger.

PIPE

Parent and ECD shall use commercially reasonable efforts to raise capital in an aggregate amount of approximately $65 million through a private placement of Parent Common Stock.

Company Support Agreement

Concurrent with the execution of the Agreement, certain stockholders of ECD entered into a Company Stockholder Support Agreement with the Registrant and ECD in which each such stockholder agreed to vote their shares of Company Capital Stock in favor of the Agreement and the transactions contemplated thereby. Stockholders also agreed to waive any rights of appraisal, dissenter’s rights, and any similar rights under applicable law and not to sell or otherwise transfer any of their shares of Company Capital Stock unless the buyer, assignee, or transferee thereof executes a joinder agreement to the Company Stockholder Support Agreement.

Parent Support Agreement

Concurrent with the execution of the Agreement, EF Hutton Partners, LLC (the “Sponsor”) and the pre-IPO investors in the Parent, entered into a Parent Stockholder Support Agreement with ECD and the Registrant in which the Sponsor and the pre-IPO investors in the Parent agreed to (i) not transfer any shares or redeem any shares of Parent Common Stock held by it unless the buyer, assignee, or transferee thereof executes a joinder agreement to the Parent Stockholder Support Agreement and (ii) to vote in favor of the adoption of the Agreement and the other proposals to be presented at the special meeting of stockholders at which the Agreement and related proposals are considered.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on September 8, 2022 with the private placement participants, the Company may be required to register certain securities for sale under the Securities Act. These holders and holders of units issued upon conversion of working capital loans, if any, are entitled under the registration rights agreement to make up to three demands that the Company register certain securities held by them for sale under the Securities Act and to have the securities covered thereby registered for resale pursuant to Rule 415 under the Securities Act. In addition, these holders have the right to include their securities in other registration statements filed by the Company. The Company will bear the costs and expenses of filing any such registration statements.

Underwriters Agreement

The underwriters had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 1,500,000 Units to cover over-allotments. On September 13, 2022, simultaneously with the closing of the Initial Public Offering, the underwriters elected to fully exercise the over-allotment option to purchase an additional 1,500,000 Units at a price of $10.00 per Unit.

The underwriters are entitled to deferred underwriting commissions of 3.5% of the gross proceeds of the Initial Public Offering, or $4,025,000, upon the completion of the Company’s initial Business Combination.

Craig-Hallum Capital Group LLC (“Craig-Hallum”) acted as a qualified independent underwriter for the Initial Public Offering. The Company has agreed to indemnify Craig-Hallum against certain liabilities incurred in connection with acting as a qualified independent underwriter, including liabilities under the Securities Act. Craig-Hallum received a fee of $100,000 upon the completion of the Initial Public Offering for acting as qualified independent underwriter.